THE ALGER FUNDS II
360 Park Avenue South
New York, New York 10010

March 1, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Funds II (File Nos.: 811-1743, 33-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 70 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to reflect the addition of Weatherbie Capital, LLC as a sub-adviser with respect to Alger SMid Cap Growth Portfolio.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to update all of the financial information included in the Amendment, to file the consent of the Trust’s independent registered public accounting firm, and to make certain other revisions.

The Amendment is marked against Post-Effective Amendment No. 69 to the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on February 21, 2017 (“PEA No. 69”).  The source of all disclosure in the Amendment that is not substantially different than the disclosure contained in prior filings by the Trust is PEA No. 69 to the Registration Statement, filed with the Commission on February 21, 2017.  That disclosure is not marked in the Amendment.  Accordingly, pursuant to Securities Act Release No. 6510 (February 15, 1984), we request, on behalf of the Trust, that you utilize selective review procedures to limit your review to any disclosure that is marked in the Amendment.

Should members of the Staff have any questions or comments regarding the Amendment, please call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.
Christopher E. Ullman, Esq.